INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

Note 4 - INVENTORY

Inventory consists of the following:

	March 31, 2024	December 31, 2023
Raw material	$26,995	$31,604
Finished goods	6,583	7,174
Total inventory	$33,578	$38,778

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 5 - INVENTORY

Inventory consists of the following:

	December 31, 2023	December 31, 2022
Raw material	$31,604	$42,929
Finished goods	7,174	7,260
Total inventory	$38,778	$50,189

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)